Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
EuroPac Hard Asset Fund (Prospectus Summary) | EuroPac Hard Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHAX

EuroPac Hard Asset Fund (Prospectus Summary) | EuroPac Hard Asset Fund
SUMMARY SECTION
Investment Objective
The Fund's investment objectives are appreciation of capital and protection against inflation and secondarily current income.

secondarily current income

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page
17 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EuroPac Hard Asset Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee or overnight check delivery fee	20
Overnight check delivery fee for weekday/Saturday	20
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EuroPac Hard Asset Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses	[1]	0.52%
Acquired fund fees and expenses	[1]	0.08%
Total annual fund operating expenses		2.00%
Fee waiver and/or expense reimbursements	[2]	(0.17%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.83%
[1]	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until June 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
EuroPac Hard Asset Fund Class A	628	1,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not have a portfolio turnover rate.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund's advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund's advisor considers a country to be part of Europe if its index is part of the
MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund is "non-diversified" under the Investment Company
Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, denominated in U.S.
dollars or in foreign currencies.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The
Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund's advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds
("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund may also invest in real estate investment trust ("REITs") which are securities that sells like a stock on the major exchanges and invests in real estate directly, either through properties or mortgages.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category, it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy.  In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

When current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund's investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality fixed income securities. When the Fund takes a temporary defensive position, it may not achieve its investment objective.

Principal Risks of Investing
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The Fund's share price may be affected by an overall decline in the stock market. In addition, the Fund's investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund's debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors
(such as the precious metals, natural resources, and real estate sectors).
Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund's investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the
European Union, which imposes restrictions on inflation rates, deficits and debt
levels.Unemployment in Europe has historically been high. Many Eastern
European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The
Pacific Rim region includes countries in all stages of economic development;
however, it has a higher prevalence of "emerging market" countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies.
Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.
Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the
United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the
Fund's investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the
Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in emerging market countries.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the
Fund's investments may be reduced if the Fund's advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 30, 2011
EuroPac Hard Asset Fund (Prospectus Summary) | EuroPac Hard Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objectives are appreciation of capital and protection against inflation and secondarily current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
secondarily current income

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page
17 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not have a portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund's advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund's advisor considers a country to be part of Europe if its index is part of the
MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund is "non-diversified" under the Investment Company
Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, denominated in U.S.
dollars or in foreign currencies.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The
Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund's advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds
("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund may also invest in real estate investment trust ("REITs") which are securities that sells like a stock on the major exchanges and invests in real estate directly, either through properties or mortgages.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category, it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy.  In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

When current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund's investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality fixed income securities. When the Fund takes a temporary defensive position, it may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The Fund's share price may be affected by an overall decline in the stock market. In addition, the Fund's investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund's debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors
(such as the precious metals, natural resources, and real estate sectors).
Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund's investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the
European Union, which imposes restrictions on inflation rates, deficits and debt
levels.Unemployment in Europe has historically been high. Many Eastern
European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The
Pacific Rim region includes countries in all stages of economic development;
however, it has a higher prevalence of "emerging market" countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies.
Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.
Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the
United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the
Fund's investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the
Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in emerging market countries.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the
Fund's investments may be reduced if the Fund's advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
EuroPac Hard Asset Fund (Prospectus Summary) | EuroPac Hard Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
EuroPac Hard Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	20
Overnight check delivery fee for weekday/Saturday	ck0001318342_ShareholderFeeOther2	20
Retirement account annual maintenance fee and redemption fee requests	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.83%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,034

[1]	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until June 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.